Investments and Fair Value Measurements (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Assets at Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
Description	Level 1	Level 2	Level 3	Total
Registered investment companies	$33,079,519	$-	$-	$33,079,519
Omega Flex, Inc. stock	199,485	-	-	199,485
	$33,279,004	$-	$-	33,279,004
Investments measured at NAV (a)				257,326
Investments at fair value				$33,536,330

Omega Flex, Inc. 401(k) Profit Sharing Plan

Notes to the Financial Statements

As of and For the Years Ended December 31, 2025 and 2024

Investments and Fair Value Measurements (continued)

	Assets at Fair Value as of December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Registered investment companies	$27,978,154	$-	$-	$27,978,154
Omega Flex, Inc. stock	298,029	-	-	298,029
	$28,276,183	$-	$-	28,276,183
Investments measured at NAV (a)				226,434
Investments at fair value				$28,502,617

(a)	In accordance with Subtopic 820-10 as amended by ASU 2015-07, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

Schedule of Fair Value Estimated Using NAV Per Share

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using NAV per share (or its equivalent) as of December 31, 2025:

Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Collective investment fund	$257,326	$-	Daily	Daily

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using NAV per share (or its equivalent) as of December 31, 2024:

Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Collective investment fund	$226,434	$-	Daily	Daily